Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenue from continuing operations	$ 230,604	$ 200,583	$ 140,206
Net loss attributable to Xunlei Limited	(39,278)	(37,822)	(24,111)
Variable Interest Entity, Primary Beneficiary [Member]
Net revenue from continuing operations	231,616	200,591	140,236
Net loss attributable to Xunlei Limited	$ (40,728)	$ (49,339)	$ (31,196)